VIA EDGAR

August 3, 2018

Securities and Exchange Commission

100 F Street, NE.

Washington, D.C. 20549

RE:	EQ Advisors Trust (the “Trust”)

File Nos.: 333-17217; 811-07953

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, the Trust hereby certifies that the definitive form of the prospectus and the statement of additional information, dated August 1, 2018, used with respect to the Trust that would have been filed under Rule 497(c), does not differ from the form of the prospectus and the statement of additional information contained in the registration statement that was electronically filed under Rule 485(b) as Post-Effective Amendment No. 135 filed on July 31, 2018.

If you have any questions regarding this certification, please contact the undersigned at 212-314-5280.

Sincerely
EQ Advisors Trust

By:	/s/ Kiesha Astwood-Smith
Name:	Kiesha Astwood-Smith
Title:	Vice President and Assistant Secretary